CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	[1]	$ 65,406	$ 69,234	$ 74,463	$ 134,640	$ 146,942
Share of profit/(loss) of joint ventures and associates		712	615	898	1,327	2,216
Interest and other income/(expenses)	[2]	326	302	(305)	628	602
Total revenue and other income/(expenses)		66,443	70,152	75,057	136,596	149,760
Purchases		44,099	45,849	49,417	89,948	96,284
Production and manufacturing expenses		4,909	5,549	5,593	10,459	11,403
Selling, distribution and administrative expenses		3,077	2,840	3,094	5,917	6,069
Research and development		278	185	263	464	475
Exploration		360	210	496	569	1,246
Depreciation, depletion and amortisation	[2],[3]	6,670	5,441	7,555	12,111	13,436
Interest expense		1,075	1,120	1,235	2,194	2,399
Total expenditure		60,468	61,194	67,653	121,662	131,312
Income/(loss) before taxation		5,975	8,959	7,404	14,934	18,447
Taxation charge/(credit)	[2]	2,332	4,083	3,754	6,415	7,358
Income/(loss) for the period	[1]	3,644	4,875	3,650	8,519	11,089
Income/(loss) attributable to non-controlling interest		43	95	133	138	215
Income/(loss) attributable to Shell plc shareholders		$ 3,601	$ 4,780	$ 3,517	$ 8,381	$ 10,874
Basic earnings per share ($ per share)	[4]	$ 0.61	$ 0.79	$ 0.55	$ 1.40	$ 1.70
Diluted earnings per share ($ per share)	[4]	$ 0.60	$ 0.79	$ 0.55	$ 1.39	$ 1.68

[1]	See Note 2 “Segment information”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]
[3]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[4]	See Note 3 “Earnings per share”.